UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04413
Delaware Group® Equity Funds IV
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Macquarie Healthcare Fund
(formerly, Delaware Healthcare Fund)
Class A : DLHAX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Healthcare Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$63	1.21%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$657,848,267
Total number of portfolio holdings*	108
Total advisory fees paid (during reporting period)	$2,540,045
Portfolio turnover rate	2%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Biotechnology	42.93%
Pharmaceuticals	35.38%
Healthcare Equipment	7.70%
Managed Healthcare	7.03%
Commercial & Residential Mortgage	4.26%
Healthcare Services	1.73%
Life Sciences Tools & Services	1.45%
Interactive Home Entertainment	0.05%

Top 10 equity holdings
Boston Scientific	5.64%
UCB	5.52%
Pfizer	4.43%
AbbVie	4.40%
Regeneron Pharmaceuticals	4.02%
Merck & Co.	3.96%
UnitedHealth Group	3.94%
Eli Lilly & Co.	3.83%
Roche Holding	3.64%
Gilead Sciences	3.54%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4955930)
TSSR-DLHAX-1125
Macquarie Healthcare Fund
(formerly, Delaware Healthcare Fund)
Class C : DLHCX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Healthcare Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$102	1.96%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$657,848,267
Total number of portfolio holdings*	108
Total advisory fees paid (during reporting period)	$2,540,045
Portfolio turnover rate	2%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Biotechnology	42.93%
Pharmaceuticals	35.38%
Healthcare Equipment	7.70%
Managed Healthcare	7.03%
Commercial & Residential Mortgage	4.26%
Healthcare Services	1.73%
Life Sciences Tools & Services	1.45%
Interactive Home Entertainment	0.05%

Top 10 equity holdings
Boston Scientific	5.64%
UCB	5.52%
Pfizer	4.43%
AbbVie	4.40%
Regeneron Pharmaceuticals	4.02%
Merck & Co.	3.96%
UnitedHealth Group	3.94%
Eli Lilly & Co.	3.83%
Roche Holding	3.64%
Gilead Sciences	3.54%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4955930)
TSSR-DLHCX-1125
Macquarie Healthcare Fund
(formerly, Delaware Healthcare Fund)
Class R : DLRHX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Healthcare Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$76	1.46%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$657,848,267
Total number of portfolio holdings*	108
Total advisory fees paid (during reporting period)	$2,540,045
Portfolio turnover rate	2%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Biotechnology	42.93%
Pharmaceuticals	35.38%
Healthcare Equipment	7.70%
Managed Healthcare	7.03%
Commercial & Residential Mortgage	4.26%
Healthcare Services	1.73%
Life Sciences Tools & Services	1.45%
Interactive Home Entertainment	0.05%

Top 10 equity holdings
Boston Scientific	5.64%
UCB	5.52%
Pfizer	4.43%
AbbVie	4.40%
Regeneron Pharmaceuticals	4.02%
Merck & Co.	3.96%
UnitedHealth Group	3.94%
Eli Lilly & Co.	3.83%
Roche Holding	3.64%
Gilead Sciences	3.54%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4955930)
TSSR-DLRHX-1125
Macquarie Healthcare Fund
(formerly, Delaware Healthcare Fund)
Institutional Class : DLHIX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Macquarie Healthcare Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$50	0.96%
^	Annualized.
Fund statistics (as of September 30, 2025)
Fund net assets	$657,848,267
Total number of portfolio holdings*	108
Total advisory fees paid (during reporting period)	$2,540,045
Portfolio turnover rate	2%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Biotechnology	42.93%
Pharmaceuticals	35.38%
Healthcare Equipment	7.70%
Managed Healthcare	7.03%
Commercial & Residential Mortgage	4.26%
Healthcare Services	1.73%
Life Sciences Tools & Services	1.45%
Interactive Home Entertainment	0.05%

Top 10 equity holdings
Boston Scientific	5.64%
UCB	5.52%
Pfizer	4.43%
AbbVie	4.40%
Regeneron Pharmaceuticals	4.02%
Merck & Co.	3.96%
UnitedHealth Group	3.94%
Eli Lilly & Co.	3.83%
Roche Holding	3.64%
Gilead Sciences	3.54%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4955930)
TSSR-DLHIX-1125

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

Alternative / specialty mutual fund
Macquarie Healthcare Fund
(formerly, Delaware Healthcare Fund)
Financial statements and other information
For the six months ended September 30, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at macquarie.com/mam/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Macquarie Healthcare Fund	September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 100.53%♣
Biotechnology — 42.93%
AbbVie	125,000	$ 28,942,500
Abivax ADR †	60,000	5,094,000
ACADIA Pharmaceuticals †	92,648	1,977,108
Akero Therapeutics †	25,000	1,187,000
Alkermes †	300,000	9,000,000
Allogene Therapeutics †	146,779	182,006
Alnylam Pharmaceuticals †	30,000	13,680,000
Altimmune †	100,000	377,000
Amarin ADR †	9,500	155,610
Amgen	66,000	18,625,200
AnaptysBio †	93,732	2,870,074
Arcus Biosciences †	379,100	5,155,760
Biogen †	28,000	3,922,240
BioMarin Pharmaceutical †	110,000	5,957,600
BioNTech ADR †	18,000	1,775,160
Cellectis ADR †	226,875	646,594
Cogent Biosciences †	230,000	3,302,800
Coherus Oncology †	900,000	1,476,000
Compugen †	1,020,000	1,499,400
Cytokinetics †	30,000	1,648,800
Day One Biopharmaceuticals †	110,000	775,500
Dynavax Technologies †	570,000	5,660,100
Exact Sciences †	91,353	4,997,923
Fortress Biotech †	6,666	24,631
Galmed Pharmaceuticals †	1,701	2,398
Gilead Sciences	210,000	23,310,000
GRAIL †	80,000	4,730,400
Halozyme Therapeutics †	220,000	16,134,800
Immunovant †	122,100	1,968,252
Incyte †	80,000	6,784,800
InnoCare Pharma Class H 144A #, †	17,000	40,912
Instil Bio †	50,000	893,000
Intellia Therapeutics †	20,000	345,400
Janux Therapeutics †	76,601	1,872,128
Karyopharm Therapeutics †	33,333	217,998
Life Strategy †	30,000	72,600
MacroGenics †	420,000	705,600
Madrigal Pharmaceuticals †	7,000	3,210,620
Mersana Therapeutics †	6,000	46,560
Moderna †	20,000	516,600
Monte Rosa Therapeutics †	200,000	1,482,000

Schedule of investments
Macquarie Healthcare Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Biotechnology (continued)
MoonLake Immunotherapeutics †	80,000	$ 573,600
Mural Oncology †	30,000	62,100
Mustang Bio †	160	243
Myriad Genetics †	50,000	361,500
Neurocrine Biosciences †	70,000	9,826,600
NextCure †	12,500	73,250
Phio Pharmaceuticals †	50,000	124,000
ProQR Therapeutics †	620,000	1,320,600
Puma Biotechnology †	61,255	325,264
Regeneron Pharmaceuticals	47,000	26,426,690
REGENXBIO †	149,000	1,437,850
Rigel Pharmaceuticals †	160,000	4,532,800
Rocket Pharmaceuticals †	58,000	189,080
Roivant Sciences †	338,181	5,116,679
Sangamo Therapeutics †	400,000	269,360
Sarepta Therapeutics †	11,000	211,970
Sio Gene Therapies †	64,171	0
Syndax Pharmaceuticals †	180,000	2,769,300
Ultragenyx Pharmaceutical †	70,000	2,105,600
uniQure †	258,211	15,071,776
United Therapeutics †	11,000	4,611,310
Vaxcyte †	80,000	2,881,600
Vertex Pharmaceuticals †	25,000	9,791,000
Viking Therapeutics †	330,100	8,675,028
Vir Biotechnology †	220,000	1,256,200
Viridian Therapeutics †	29,370	633,805
Voyager Therapeutics †	5,700	26,619
Xencor †	200,000	2,346,000
XOMA Royalty †	3,466	133,580
		282,420,478
Commercial & Residential Mortgage — 4.26%
Fannie Mae †	1,300,000	15,665,000
Federal Home Loan Mortgage †	1,050,000	12,358,500
		28,023,500
Healthcare Equipment — 7.70%
Boston Scientific †	380,000	37,099,400
Stryker	15,000	5,545,050
Zimmer Biomet Holdings	80,000	7,880,000
Zimvie †	8,000	151,520
		50,675,970

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare Services — 1.73%
CVS Health	75,000	$ 5,654,250
Quest Diagnostics	30,000	5,717,400
		11,371,650
Interactive Home Entertainment — 0.05%
Sohu.com ADR †	22,479	351,347
		351,347
Life Sciences Tools & Services — 1.45%
Illumina †	100,000	9,497,000
		9,497,000
Managed Healthcare — 7.03%
Elevance Health	63,000	20,356,560
UnitedHealth Group	75,000	25,897,500
		46,254,060
Pharmaceuticals — 35.38%
Arvinas †	180,000	1,533,600
AstraZeneca	131,243	20,106,574
Atea Pharmaceuticals †	70,000	203,000
Chugai Pharmaceutical	500,000	22,167,255
Eli Lilly & Co.	33,000	25,179,000
Euroapi †	8,695	31,623
Johnson & Johnson	20,000	3,708,400
Landos Biopharma †	14,718	36,942
Merck & Co.	310,000	26,018,300
Nektar Therapeutics †	17,092	972,535
Organon & Co.	29,500	315,060
Perrigo	230,000	5,122,100
Pfizer	1,145,000	29,174,600
Roche Holding	72,000	23,974,817
Sanofi	120,000	11,363,268
Structure Therapeutics ADR †	58,000	1,624,000
Tarsus Pharmaceuticals †	140,000	8,320,200
Theravance Biopharma †	208,783	3,048,232
UCB	130,137	36,325,786
Ventyx Biosciences †	430,000	1,337,300
Viatris	1,170,018	11,583,178
WaVe Life Sciences †	81,955	599,911
		232,745,681
Total Common Stocks (cost $493,970,949)		661,339,686

Schedule of investments
Macquarie Healthcare Fund
	Number of shares	Value (US $)

Rights — 0.01%♣
Biotechnology — 0.01%
Ambit Bioscience =, †, π	76,500	$ 0
Contra Surface Oncolog †	350,000	26,950
Mirati Therapeutics †	60,000	42,000
Yumanity Therapeutics =, †	750,000	0
Total Rights (cost $0)		68,950
Total Value of Securities—100.54% (cost $493,970,949)		$661,408,636
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $40,912, which represents 0.01% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2025, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements” and the table below for additional details on restricted securities.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Ambit Bioscience	11/12/14	$0	$0
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Macquarie Healthcare Fund	September 30, 2025 (Unaudited)
Assets:
Investments, at value*	$661,408,636
Foreign currencies, at valueΔ	585,363
Foreign tax reclaims receivable	1,083,277
Receivable for fund shares sold	578,005
Dividends receivable	283,140
Prepaid expenses	87,130
Receivable for securities sold	47,606
Other assets	7,050
Total Assets	664,080,207
Liabilities:
Due to custodian	4,431,302
Payable for fund shares redeemed	1,100,916
Investment management fees payable to affiliates	414,417
Other accrued expenses	226,589
Distribution fees payable to affiliates	58,716
Total Liabilities	6,231,940
Total Net Assets	$657,848,267

Net Assets Consist of:
Paid-in capital	$435,566,945
Total distributable earnings (loss)	222,281,322
Total Net Assets	$657,848,267

Statement of assets and liabilities
Macquarie Healthcare Fund

Net Asset Value

Class A:
Net assets	$166,111,801
Shares of beneficial interest outstanding, unlimited authorization, no par	6,451,921
Net asset value per share	$25.75
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$27.32

Class C:
Net assets	$29,100,162
Shares of beneficial interest outstanding, unlimited authorization, no par	1,286,542
Net asset value per share	$22.62

Class R:
Net assets	$2,306,940
Shares of beneficial interest outstanding, unlimited authorization, no par	92,569
Net asset value per share	$24.92

Institutional Class:
Net assets	$460,329,364
Shares of beneficial interest outstanding, unlimited authorization, no par	17,653,101
Net asset value per share	$26.08
*Investments, at cost	$493,970,949
ΔForeign currencies, at cost	583,294
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Macquarie Healthcare Fund	Six months ended September 30, 2025 (Unaudited)
Investment Income:
Dividends	$6,254,736
Foreign tax withheld	(180,195)
6,074,541

Expenses:
Management fees	2,736,645
Distribution expenses — Class A	207,534
Distribution expenses — Class C	154,730
Distribution expenses — Class R	5,538
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	322,003
Accounting and administration expenses	75,972
Registration fees	44,557
Legal fees	42,450
Reports and statements to shareholders expenses	41,753
Audit and tax fees	18,631
Trustees’ fees	17,414
Custodian fees	16,389
Other	14,656
3,698,272
Less expenses waived	(196,600)
Less expenses paid indirectly	(307)
Total operating expenses	3,501,365
Net Investment Income (Loss)	2,573,176

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	40,356,609
Foreign currencies	19,803
Net realized gain (loss)	40,376,412

Net change in unrealized appreciation (depreciation) on:
Investments	1,998,176
Foreign currencies	102,898
Net change in unrealized appreciation (depreciation)	2,101,074
Net Realized and Unrealized Gain (Loss)	42,477,486
Net Increase (Decrease) in Net Assets Resulting from Operations	$45,050,662
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Healthcare Fund
	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,573,176	$3,462,998
Net realized gain (loss)	40,376,412	58,739,955[1]
Net increase from payment by affiliates	—	7,334[2]
Net change in unrealized appreciation (depreciation)	2,101,074	(71,749,172)
Net increase (decrease) in net assets resulting from operations	45,050,662	(9,538,885)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(24,461,590)
Class C	—	(5,870,694)
Class R	—	(307,821)
Institutional Class	—	(60,517,925)
	—	(91,158,030)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	6,071,877	25,792,217
Class C	282,428	2,322,596
Class R	143,432	403,079
Institutional Class	38,663,072	124,549,384

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	23,777,530
Class C	—	5,799,443
Class R	—	307,821
Institutional Class	—	50,290,630
	45,160,809	233,242,700

	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(32,575,286)	$(57,269,131)
Class C	(8,159,236)	(23,557,454)
Class R	(314,636)	(1,045,335)
Institutional Class	(92,401,963)	(140,905,063)
	(133,451,121)	(222,776,983)
Increase (decrease) in net assets derived from capital share transactions	(88,290,312)	10,465,717
Net Decrease in Net Assets	(43,239,650)	(90,231,198)

Net Assets:
Beginning of period	701,087,917	791,319,115
End of period	$657,848,267	$701,087,917
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie Healthcare Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/25[1] (Unaudited)	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
$23.97	$27.58	$24.40	$27.35	$27.71	$22.75

0.08	0.09	0.06	0.08	0.06	0.03
1.70	(0.41)	4.58	(0.76)	1.06	6.49
—	—[3]	—	—	—	—
1.78	(0.32)	4.64	(0.68)	1.12	6.52

—	(0.03)	(0.15)	—	—	(0.06)
—	(3.26)	(1.31)	(2.27)	(1.48)	(1.50)
—	(3.29)	(1.46)	(2.27)	(1.48)	(1.56)

$25.75	$23.97	$27.58	$24.40	$27.35	$27.71

7.43%[5]	(1.54%)[5]	20.06%[5]	(2.98%)[5]	4.44%	28.55%

$166,112	$181,597	$216,521	$219,518	$311,815	$344,531
1.21%	1.21%	1.21%	1.23%	1.24%	1.23%
1.27%	1.26%	1.25%	1.26%	1.24%	1.23%
0.65%	0.32%	0.23%	0.32%	0.20%	0.11%
0.59%	0.27%	0.19%	0.29%	0.20%	0.11%
2%	5%	5%	3%	1%	22%

Financial highlights
Macquarie Healthcare Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of net investment loss does not directly correlate to the amounts reported in the Statement of operations due to class specific expenses.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[6]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/25[1] (Unaudited)	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
$21.14	$24.86	$22.15	$25.22	$25.86	$21.42

(0.01)[3]	(0.11)	(0.12)	(0.10)	(0.14)	(0.17)
1.49	(0.35)	4.14	(0.70)	0.98	6.11
—	—[4]	—	—	—	—
1.48	(0.46)	4.02	(0.80)	0.84	5.94

—	(3.26)	(1.31)	(2.27)	(1.48)	(1.50)
—	(3.26)	(1.31)	(2.27)	(1.48)	(1.50)

$22.62	$21.14	$24.86	$22.15	$25.22	$25.86

7.00%[6]	(2.29%)[6]	19.18%[6]	(3.73%)[6]	3.66%	27.62%

$29,100	$35,247	$57,364	$69,423	$86,748	$112,012
1.96%	1.96%	1.96%	1.98%	1.99%	1.98%
2.02%	2.01%	2.00%	2.01%	1.99%	1.98%
(0.09%)	(0.43%)	(0.52%)	(0.43%)	(0.55%)	(0.64%)
(0.15%)	(0.48%)	(0.56%)	(0.46%)	(0.55%)	(0.64%)
2%	5%	5%	3%	1%	22%

Financial highlights
Macquarie Healthcare Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/25[1] (Unaudited)	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
$23.23	$26.87	$23.81	$26.81	$27.26	$22.40

0.05	0.02	—[3]	0.02	(0.01)	(0.04)
1.64	(0.40)	4.46	(0.75)	1.04	6.40
—	—[4]	—	—	—	—
1.69	(0.38)	4.46	(0.73)	1.03	6.36

—	—	(0.09)	—	—	—
—	(3.26)	(1.31)	(2.27)	(1.48)	(1.50)
—	(3.26)	(1.40)	(2.27)	(1.48)	(1.50)

$24.92	$23.23	$26.87	$23.81	$26.81	$27.26

7.28%[6]	(1.80%)[6]	19.74%[6]	(3.23%)[6]	4.18%	28.30%

$2,307	$2,329	$2,999	$3,042	$4,130	$4,867
1.46%	1.46%	1.46%	1.48%	1.49%	1.48%
1.52%	1.51%	1.50%	1.51%	1.49%	1.48%
0.40%	0.08%	(0.02%)	0.07%	(0.05%)	(0.14%)
0.34%	0.03%	(0.06%)	0.04%	(0.05%)	(0.14%)
2%	5%	5%	3%	1%	22%

Financial highlights
Macquarie Healthcare Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/25[1] (Unaudited)	Year ended
	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
$24.25	$27.87	$24.65	$27.60	$27.93	$22.91

0.11	0.16	0.12	0.15	0.13	0.10
1.72	(0.42)	4.63	(0.77)	1.06	6.55
—	—[3]	—	—	—	—
1.83	(0.26)	4.75	(0.62)	1.19	6.65

—	(0.10)	(0.22)	(0.06)	(0.04)	(0.13)
—	(3.26)	(1.31)	(2.27)	(1.48)	(1.50)
—	(3.36)	(1.53)	(2.33)	(1.52)	(1.63)

$26.08	$24.25	$27.87	$24.65	$27.60	$27.93

7.55%[5]	(1.30%)[5]	20.36%[5]	(2.73%)[5]	4.69%	28.91%

$460,329	$481,915	$514,435	$524,097	$542,943	$684,831
0.96%	0.96%	0.96%	0.98%	0.99%	0.98%
1.02%	1.01%	1.00%	1.01%	0.99%	0.98%
0.90%	0.58%	0.48%	0.57%	0.45%	0.36%
0.84%	0.53%	0.44%	0.54%	0.45%	0.36%
2%	5%	5%	3%	1%	22%

Notes to financial statements
Macquarie Healthcare Fund	September 30, 2025 (Unaudited)
Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series. These financial statements and the related notes pertain to Macquarie Healthcare Fund (Fund). The Trust is an open-end investment company. The Fund is considered nondiversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as part of its duties as the Fund’s valuation designee (Valuation Designee) to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes —  No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended September 30, 2025, and for all open tax years (years ended March 31, 2022–March 31, 2025), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in "Interest and tax penalties" on the “Statement of operations.” During the six months ended September 30, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components

Notes to financial statements
Macquarie Healthcare Fund
1. Significant Accounting Policies (continued)
of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Macquarie Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statement of operations” includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund’s Chief Executive Officer and Chief Financial Officer act as the Fund’s chief operating decision makers (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statements note disclosures only, and did not affect the Fund’s financial position or the results of its operations.
The Fund receives earnings credits from its custodian when positive cash balances are  maintained, which may be used to offset custody fees. For the six months ended September 30, 2025, the Fund had no earnings credits under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended September 30, 2025, the Fund earned $307 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.85% on the first $500 million of average daily net assets of the Fund, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.96% of the Fund’s average daily net assets from April 1, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from April 1, 2025 through July 30, 2026, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class
1.21%	1.96%	1.46%	0.96%
DMC entered into Sub-Advisory Agreement on behalf of the Fund with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the

Notes to financial statements
Macquarie Healthcare Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended September 30, 2025, the Fund paid $16,838 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended September 30, 2025, the Fund paid $22,714 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended September 30, 2025, the Fund paid $6,286 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended September 30, 2025, DDLP earned $4,875 for commissions on sales of the Fund’s Class A shares. For the six months ended September 30, 2025, DDLP received gross CDSC commissions of $923 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
During the year ended March 31, 2025, DMC reimbursed the Fund $7,334 for commissions related to a trade error. These amounts are included in “Net increase from payment by affiliates” in the "Statements of changes in net assets." Payment by affiliates had no impact on total return.
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about December 1, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of the Fund's investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 18, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for the Fund that, pending shareholder approval, would go into effect at the closing of the transaction. At a special shareholder meeting held on October 31, 2025, Fund shareholders approved a new investment advisory agreement for the Fund.
The Fund will be renamed Nomura Healthcare Fund at closing.
3. Investments
For the six months ended September 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$15,501,753
Sales	98,066,702

Notes to financial statements
Macquarie Healthcare Fund
3. Investments (continued)
At September 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments	$493,970,949
Aggregate unrealized appreciation of investments	$330,686,915
Aggregate unrealized depreciation of investments	(163,249,228)
Net unrealized appreciation of investments	$167,437,687
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2025:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Biotechnology	$282,379,566	$40,912	$—	$282,420,478
Commercial & Residential Mortgage	28,023,500	—	—	28,023,500
Healthcare Equipment	50,675,970	—	—	50,675,970
Healthcare Services	11,371,650	—	—	11,371,650
Interactive Home Entertainment	351,347	—	—	351,347
Life Sciences Tools & Services	9,497,000	—	—	9,497,000
Managed Healthcare	46,254,060	—	—	46,254,060
Pharmaceuticals	118,739,416	114,006,265	—	232,745,681
Rights	—	68,950	—[1]	68,950
Total Value of Securities	$547,292,509	$114,116,127	$—	$661,408,636

[1]The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.
As a result of utilizing international fair value pricing at September 30, 2025, a portion of the common stock in the portfolio was categorized as Level 2.
During the six months ended September 30, 2025, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

Notes to financial statements
Macquarie Healthcare Fund
4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	9/30/25	3/31/25
Shares sold:
Class A	260,283	954,645
Class C	13,808	97,482
Class R	6,261	15,489
Institutional Class	1,634,713	4,662,700

Shares issued upon reinvestment of dividends and distributions:
Class A	—	960,320
Class C	—	264,936
Class R	—	12,815
Institutional Class	—	2,009,214
	1,915,065	8,977,601

Shares redeemed:
Class A	(1,383,424)	(2,190,016)
Class C	(394,529)	(1,002,915)
Class R	(13,951)	(39,670)
Institutional Class	(3,854,479)	(5,259,481)
	(5,646,383)	(8,492,082)
Net increase (decrease)	(3,731,318)	485,519
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table previous and on the “Statements of changes in net assets.” For the six months ended September 30, 2025 and the year ended March 31, 2025, the Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value
Six months ended
9/30/25	1,519	6,312	2,304	7,653	1,730	$225,260
Year ended
3/31/25	18,691	15,027	111	2,717	29,225	884,800

5. Line of Credit
The Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
The Fund had no amounts outstanding as of September 30, 2025, or at any time during the period then ended.
6. Securities Lending
The Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund  is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational

Notes to financial statements
Macquarie Healthcare Fund
6. Securities Lending (continued)
organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the six months ended September 30, 2025, the Fund had no securities out on loan.
7. Credit and Market Risks
The value of the Fund’s shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and/or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. In addition, recent trade tensions and the imposition of tariffs may disrupt markets and lead to heightened market volatility.
The Fund is a nondiversified fund. Because a nondiversified fund may invest its assets in fewer issuers, the value of the Fund's shares may increase or decrease more rapidly than if it were fully diversified.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the “Schedule of investments.”
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
9. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.

Notes to financial statements
Macquarie Healthcare Fund
10. Subsequent Events
On October 27, 2025, the Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described in Note 5. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 26, 2026.
Management has determined that no other material events or transactions occurred subsequent to September 30, 2025, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)
Macquarie Healthcare Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting held on October 31, 2025, Fund shareholders approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
For	Against	Abstain
12,743,445	253,442	984,969
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreement at a Meeting Held on August 12-14, 2025
At a meeting held on August 12-14, 2025 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Macquarie Healthcare Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreement with Macquarie Investment Management Global Limited (“MIMGL” or the “Affiliated Sub-Adviser”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2025, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. Prior to the

Other Fund information (Unaudited)
Macquarie Healthcare Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreement at a Meeting Held on August 12-14, 2025 (continued)
Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreement. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreement, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreement, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreement for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio manager. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Fund’s portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable.  The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.
The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and individuals, and enhancements to existing processes and testing as discussed further below). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd., the parent company of DMC, regarding its U.S. mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex.  Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Fund’s prospectus, summary prospectus, statement of additional information, shareholder reports, and other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the proposed acquisition by Nomura Holding America, Inc. (“Nomura”) of the US and European public investments business of Macquarie Asset Management, including DMC (the “MAM Business”). The Board considered information from DMC and Nomura regarding the transaction, as well as the approvals made by the Board, at a special board meeting held on June 18, 2025 that, among other things, authorized management to seek shareholder approval of the new advisory agreements for the Fund complex with DMC that if approved by shareholders, would become effective upon the closing of the transaction. The Board noted the anticipated benefits to shareholders of the change in ownership of the MAM Business, including the resources available to DMC when it becomes part of Nomura’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Adviser under the Sub-Advisory Agreement and the credentials and experience of the officers and employees of the Affiliated Sub-Adviser who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Adviser, and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Adviser with respect to certain asset classes and/or investment styles. The Board noted the changes that would occur with respect to the Affiliated Sub-Adviser following the closing of the Transaction, including whether and how such sub-adviser would continue to provide investment services to the Fund.  The Board took into account that the Sub-Advisory Agreement may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Adviser in managing the Fund.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
Based on this information, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided until the closing of the transaction) to the Fund by DMC and the Affiliated Sub-Adviser.

Other Fund information (Unaudited)
Macquarie Healthcare Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreement at a Meeting Held on August 12-14, 2025 (continued)
Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting, and reports provided by JDL throughout the year. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5- and 10-year or since inception periods, as applicable, ended December 31, 2024.
The Performance Universe for the Fund consisted of the Fund and all retail and institutional health/biotechnology funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 10-year periods was in the first quartile of its Performance Universe, and for the 5-year period was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, and 10-year periods and underperformed its benchmark index for the 5-year period.
Comparative expenses.  The Board received and considered expense data for the Fund.  DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Universe and all other similar funds with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers. In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Universe were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with the Fund’s Expense Universe.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Adviser and, accordingly, that the retention of the Affiliated Sub-Adviser does not increase the fees and expenses incurred by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that, as of March 31, 2025, the Fund’s net assets exceeded its first breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability.  The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Adviser for sub-advisory services.  In assessing the reasonableness of this amount, the Board received and

Other Fund information (Unaudited)
Macquarie Healthcare Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreement at a Meeting Held on August 12-14, 2025 (continued)
evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Adviser. Given the affiliation between DMC and the Affiliated Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations. These potentially include procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex.  The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the representations of DMC and Nomura, the Board did not find that any ancillary benefits received, or likely to be received in the near future, by DMC and its affiliates, including the Affiliated Sub-Adviser, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Adviser’s Sub-Advisory Agreement for an additional one-year period.

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Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(4955930)
SA-573-1125
This page is not part of the financial statements and other information.

The Financial Highlights are attached herewith.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Equity Funds IV

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 26, 2025

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 26, 2025